Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events	Subsequent events
Payment of dividends to preferred shareholders
On March 21, 2023, we paid $7,895 of accumulated dividends to our Series A preferred shareholders and $345 of accumulated dividends to our Series B preferred shareholders.